Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2019	Dec. 31, 2018
Risk information
LCR under EU Commission's delegated act	620.00%	266.00%
NSFR	120.00%	144.00%
Liquidity risk
Risk information
LCR under EU Commission's delegated act	620.00%	266.00%
NSFR	120.00%	144.00%